Annual Total Returns[BarChart] - Transamerica JPMorgan Asset Allocation - Moderate VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.29%	9.11%	13.23%	2.61%	(2.48%)	5.26%	16.12%	(5.35%)	16.42%	12.60%